Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

11. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO

Due to related party balance

The related party balances of $140,000 as of September 30, 2024 and March 31, 2025 relate to IPO costs paid by Jianbo Zhang on behalf of the Company. The related party balance is unsecured, non-interest bearing and due on demand.